Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 22,458	$ 46,946	$ 73,894